20. BORROWINGS (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings Details 2
Borrowings, beginning	$ 25,972	$ 7,993
Proceeds from borrowings	26,892	18,367
Payment of borrowings	(16,150)	(6,813)
Accrued interest	3,252	2,715
Payment of borrowings' interests	(2,469)	(1,519)
Net foreign currency exchange difference	5,150	1,761
Increase for subsiadiries acquisition	0	7,434
Costs capitalized in property, plant and equipment	329	244
Decrease through shares of subsidiaries	0	(1,179)	[1]
Decrease through offsetting with other credits	0	(1,951)	[2]
Decrease through offsetting with trade receivables	(4)	(242)
Repurchase and redemption of corporate bonds	(28)	(893)
Other financial results	22	55
Borrowings, ending	$ 42,966	$ 25,972

[1]	Corresponding to US$ 77.4 million related to EMES financing.
[2]	Corresponding to US$ 123 million (comprised of US$ 120 million of principal plus US$ 3 million of interests) related to YPF financing.